Contingent Assets and Liabilities	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Contingent Assets and Liabilities	Note 25. Contingent Assets and Liabilities There were no material contingent assets and liabilities at 30 June 2024 (nil – 30 June 2023).